Law Offices

Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Ave NW, Suite 500 Washington, D.C. 20036 (202) 419-8417

1933 Act Rule 497(j) 1933 Act File No. 002-73024 1940 Act File No. 811-03213

Direct Dial: (202) 419-8417

March 25, 2009

FILED VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the "Registrant") SEC File Nos. 002-73024 and 811-03213 Rule 497(j) filing______________________________

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Prospectuses for the AllianceBernstein NVIT Global Fixed Income Fund, American Century NVIT Multi Cap Value Fund, Oppenheimer NVIT Large Cap Growth Fund, Templeton NVIT International Value Fund, NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Balanced Fund and the Statements of Additional Information for each of the following funds:

AllianceBernstein NVIT Global Fixed	Gartmore NVIT International Equity Fund
Income Fund	Gartmore NVIT Worldwide Leaders Fund
American Century NVIT Multi Cap Value	JP Morgan NVIT Balanced Fund
Fund	NVIT Core Plus Bond Fund
Federated NVIT High Income Bond Fund	Neuberger Berman NVIT Multi Cap
Gartmore NVIT Developing Markets Fund	Opportunities Fund
Gartmore NVIT Emerging Markets Fund	Oppenheimer NVIT Large Cap Growth
Gartmore NVIT Global Utilities Fund	Fund

Neuberger Berman NVIT Socially	NVIT Cardinal Conservative Fund
Responsible Fund	NVIT Investor Destinations Aggressive Fund
NVIT Bond Index Fund	NVIT Investor Destinations Moderately
NVIT Core Bond Fund	Aggressive Fund
NVIT Enhanced Income Fund	NVIT Investor Destinations Capital Appreciation
NVIT Global Financial Services Fund	Fund
NVIT Government Bond Fund	NVIT Investor Destinations Moderate Fund
NVIT Growth Fund	NVIT Investor Destinations Balanced Fund
NVIT Health Sciences Fund	NVIT Investor Destinations Moderately
NVIT International Index Fund	Conservative Fund
NVIT Mid Cap Growth Fund	NVIT Investor Destinations Conservative
NVIT Mid Cap Index Fund	Fund
NVIT Money Market Fund	NVIT Multi-Manager Mid Cap Growth Fund
NVIT Money Market Fund II	NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager International Growth	NVIT Multi-Manager Small Cap Growth
Fund	Fund
NVIT Multi-Manager International Value	NVIT Multi-Manager Small Cap Value Fund
Fund	NVIT Multi-Manager Small Company Fund
NVIT Multi-Manager Large Cap Growth	NVIT Multi Sector Bond Fund
Fund	NVIT Nationwide Fund
NVIT Multi-Manager Large Cap Value	NVIT Nationwide Leaders Fund
Fund	NVIT S&P 500 Index Fund
NVIT Cardinal Aggressive Fund	NVIT Short Term Bond Fund
NVIT Cardinal Moderately Aggressive Fund	NVIT Small Cap Index Fund
NVIT Cardinal Capital Appreciation Fund	NVIT Technology and Communications Fund
NVIT Cardinal Moderate Fund	NVIT U.S. Growth Leaders Fund
NVIT Cardinal Balanced Fund	Templeton NVIT International Value Fund
NVIT Cardinal Moderately Conservative	Van Kampen NVIT Comstock Value Fund
Fund	Van Kampen NVIT Real Estate Fund

that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment Nos. 126/127 to the Registration Statement of the Nationwide Variable Insurance Trust that has been filed electronically.

     Post-Effective Amendment Nos. 126/127 became effective with the Securities and Exchange Commission on March 20, 2009.

     If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8417.

Very truly yours, /s/Prufesh R. Modhera Prufesh R. Modhera